GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares HIPS U.S. High Income ETF
March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 85.28%
Capital Markets - 32.38%
Allspring Multi-Sector Income Fund	286,407	$2,640,673
BlackRock TCP Capital Corp.	299,846	2,401,766
Fidus Investment Corp.	124,249	2,533,437
FS KKR Capital Corp.	120,590	2,526,361
Goldman Sachs BDC, Inc.	219,550	2,553,367
Golub Capital BDC, Inc.	173,185	2,622,021
Morgan Stanley Emerging Markets Debt Fund, Inc.	343,048	2,761,536
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	584,635	2,747,784
New Mountain Finance Corp.	232,504	2,564,519
Nuveen Churchill Direct Lending Corp.	156,645	2,659,832
Oaktree Specialty Lending Corp.	172,258	2,645,883
PennantPark Floating Rate Capital, Ltd.	239,300	2,677,767
Trinity Capital, Inc.	181,637	2,753,616
Total Capital Markets		34,088,562
Energy Equipment & Services - 2.85%
USA Compression Partners LP(a)	111,063	2,996,480
Equity Real Estate Investment Trust (REIT) - 5.22%
Global Net Lease, Inc.	362,771	2,916,679
MFS Charter Income Trust	411,174	2,578,061
Total Equity Real Estate Investment Trust (REIT)		5,494,740
Independent Power and Renewable Electricity Producers - 1.34%
XPLR Infrastructure LP(b)	148,223	1,408,119
Mortgage Real Estate Investment Trust (REIT) - 20.76%
AGNC Investment Corp.	285,468	2,734,783
Annaly Capital Management, Inc.	143,639	2,917,309
Ellington Financial, Inc.	216,284	2,867,926
Franklin BSP Realty Trust, Inc.	210,118	2,676,903
MFA Financial, Inc.	259,448	2,661,936
PennyMac Mortgage Investment Trust	208,116	3,048,900
Ready Capital Corp.	387,161	1,970,649
Two Harbors Investment Corp.	222,810	2,976,743
Total Mortgage Real Estate Investment Trust (REIT)		21,855,149
Oil, Gas & Consumable Fuels - 20.49%
Alliance Resource Partners LP(a)	100,935	2,753,507
Black Stone Minerals LP(a)	179,927	2,747,485
Delek Logistics Partners LP(a)	62,369	2,698,083
Dorchester Minerals LP(a)	78,002	2,346,300
Enterprise Products Partners LP(a)	83,443	2,848,744
Hess Midstream LP, Class A	70,626	2,986,773
Kimbell Royalty Partners LP	161,726	2,264,164
MPLX LP(a)	54,761	2,930,809
Total Oil, Gas & Consumable Fuels		21,575,865
Specialized REITs - 2.24%
Outfront Media, Inc.	146,238	2,360,281
TOTAL COMMON STOCKS
(Cost $88,024,730)		89,779,196

Investments	Shares	Value
INVESTMENT COMPANIES - 14.61%
BlackRock Debt Strategies Fund, Inc.	244,095	$2,548,352
BlackRock Limited Duration Income Trust	186,017	2,630,280
BlackRock Multi-Sector Income Trust	179,644	2,601,245
First Trust Senior Floating Rate Income Fund II	252,814	2,563,534
Franklin, Ltd. Duration Income Trust	398,047	2,571,384
Nuveen Floating Rate Income Fund	290,860	2,463,584
TOTAL INVESTMENT COMPANIES
(Cost $15,294,629)		15,378,379

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 37.92%(c)
United States Treasury Bill, 3.534% , 04/17/2025	$40,000,000	39,924,542
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $39,937,167)		39,924,542
TOTAL INVESTMENTS - 137.81%
(Cost $143,256,526)		$145,082,117
Liabilities In Excess Of Other Assets - (37.81%)		(39,807,602)
NET ASSETS (100.00%)		$105,274,515

(a)	Master Limited Partnership (“MLP”).
(b)	Non-Income Producing Security.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$89,779,196	$–	$–	$89,779,196
Investment Companies	15,378,379	–	–	15,378,379
United States Treasury Obligations	–	39,924,542	–	39,924,542
Total	$105,157,575	$39,924,542	$–	$145,082,117